COMMITMENTS AND CONTINGENCIES (Details) ₽ in Millions, $ in Millions	1 Months Ended	3 Months Ended			5 Months Ended	12 Months Ended
	Mar. 31, 2021 $ / BarrelOfButane	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020 USD ($)	Oct. 31, 2020 $ / BarrelOfButane ₽ / $	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽) ₽ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2014	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ₽ / $	Mar. 31, 2020 ₽ / $
Purchase commitments
Exchange rate of RUB to $1.00		73.8757				73.8757	73.8757						73.8757
Legal proceedings
Claim amount						₽ 2,617	$ 35.4
Liability recorded								₽ 16			₽ 39	$ 0.5
Environment and Current Economic Situation
Unrecognized tax benefit recorded as liabilities											427	5.8
Liability for potential penalties related to unrecognized tax benefits											84	1.1
Liability for potential interest related to unrecognized tax benefits											73	1.0
Accrued contingencies related to non-income taxes											382	5.2
Estimated contingencies related to non-income taxes including penalties and interest											14,921	202.0
Percentage of economic growth of the economy								1.00%
Halved current account surplus | $							$ 32,500.0		$ 64,800.0
Percentage of current account surplus to GDP		2.2				2.2	2.2
Increase in net capital | $				$ 11,900.0			$ 47,800.0		$ 22,100.0
COVID 19
Environment and Current Economic Situation
Unemployment rate						5.90%	5.90%	4.60%	4.60%
Percentage of decrease in real gross domestic product				8.00%		3.10%	3.10%
Percentage of decline in house hold consumption						8.60%	8.60%
Percentage of decline in fixed investments						6.20%	6.20%
Surplus or deficit as per Federal Budget | ₽						₽ 4,100,000		₽ 1,900,000
Term of rise in unemployment rate						10 years	10 years
Percentage of decline in real income		1.70%	5.30%	8.00%		3.50%	3.50%			10.60%
Percentage of decline in online advertising market						4.00%	4.00%
Percentage of online advertising share						53.4	53.4	49.4	49.4
Percentage of economic growth of the economy								1.00%
Percentage of budget balance of GDP		3.80%				3.80%	3.80%	1.80%
Sales price | $ / BarrelOfButane	65				45
Exchange rate (RUB/$)					80			62						80
Initial term of entire reduction during the reporting period						7 months	7 months
Percentage of banking rates in Russia		4.25%				4.25%	4.25%	6.25%
Percentage of increase in digital markets						4.00%	4.00%
Increase (decrease) in Russian ruble's against US dollar						19.00%	19.00%
Inflation rate						4.91%	4.91%	3.04%	3.04%
Minimum | COVID 19
Environment and Current Economic Situation
Exchange rate (RUB/$)													74
Maximum | COVID 19
Environment and Current Economic Situation
Exchange rate (RUB/$)													75
Purchase Commitments For Streaming Content
Purchase commitments
2021											1,611	21.8
2022											1,797	24.3
2023											254	3.4
2024 | ₽											0
Purchase Commitments For Others Goods and Services
Purchase commitments
2021											3,042	41.2
2022											1,298	17.6
2023											1,144	15.5
2024											717	9.7
2025											₽ 305	$ 4.1